Oct. 01, 2021
AMERICAN CENTURY MUNICIPAL TRUST | HIGH-YIELD MUNICIPAL FUND
High-Yield Municipal Fund
Investment Objective
The fund seeks high current income that is exempt from federal income tax.
The fund also seeks capital appreciation as a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C
Management Fee	0.59%	0.39%	0.36%	0.59%	0.59%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.61%	0.41%	0.38%	0.86%	1.61%
Fee Waiver[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	0.40%	0.37%	0.85%	1.60%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$61	$193	$335	$751
I Class	$41	$129	$225	$506
Y Class	$38	$119	$208	$469
A Class	$533	$709	$901	$1,452
C Class	$163	$506	$872	$1,698

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
The fund invests in municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with interest payments exempt from federal income tax. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. The managers attempt to keep the weighted average maturity of the fund at 10 years or longer.
Although the fund invests principally for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Principal Risks
•Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.
•Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.
•Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Municipal Securities Risk – Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
•Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.
•Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2014): 4.91%        Lowest Performance Quarter (1Q 2020): -5.73%

As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.08%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	4.65%	4.97%	6.00%	—	03/31/1998
Return After Taxes on Distributions	4.65%	4.94%	5.99%	—	03/31/1998
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	4.66%	5.65%	—	03/31/1998
I Class Return Before Taxes	4.86%	5.18%	6.21%	—	03/01/2010
Y Class Return Before Taxes	4.79%	—	—	5.97%	04/10/2017
A Class Return Before Taxes	-0.40%	3.72%	5.24%	—	01/31/2003
C Class[1] Return Before Taxes	3.51%	3.93%	5.10%	—	07/24/2002
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.21%	3.90%	4.62%	—	—
S&P Municipal Bond 50% Investment Grade/50% High Yield Index[2] (reflects no deduction for fees, expenses or taxes)	5.30%	5.05%	—	—	—

After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
AMERICAN CENTURY MUNICIPAL TRUST | INTERMEDIATE-TERM TAX-FREE BOND FUND
Intermediate-Term Tax-Free Bond Fund
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal income tax.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C
Management Fee	0.46%	0.26%	0.23%	0.46%	0.46%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.47%	0.27%	0.24%	0.72%	1.47%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$48	$151	$264	$592
I Class	$28	$87	$152	$344
Y Class	$25	$77	$135	$306
A Class	$520	$670	$833	$1,305
C Class	$150	$466	$803	$1,553

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers principally buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal income tax. The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities.
The portfolio managers also may buy investment-grade debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. No more than 20% of the fund’s assets may be invested in these securities.
Although the fund invests principally in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities, also known as junk bonds. The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Principal Risks
•Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•Below Investment-Grade Securities Risk – Issuers of lower rated, high yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.
•Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions. A period of rising interest rates may negatively affect the fund’s performance.
•Municipal Securities Risk – The fund invests principally in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
•Loss of Tax-Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.
•Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2011): 3.52%        Lowest Performance Quarter (4Q 2016): -3.53%

As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.70%.

Average Annual Total ReturnsFor the year ended December 31, 2020

Average Annual Total Returns For the year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	4.76%	3.32%	3.65%	—	03/02/1987
Return After Taxes on Distributions	4.76%	3.32%	3.64%	—	03/02/1987
Return After Taxes on Distributions and Sale of Fund Shares	3.79%	3.14%	3.45%	—	03/02/1987
I Class Return Before Taxes	4.88%	3.53%	3.86%	—	04/15/2003
Y Class Return Before Taxes	4.91%	—	—	4.32%	04/10/2017
A Class Return Before Taxes	-0.31%	2.12%	2.92%	—	03/01/2010
C Class[1] Return Before Taxes	3.63%	2.30%	2.78%	—	03/01/2010
S&P Intermediate Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.49%	3.29%	3.77%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
AMERICAN CENTURY MUNICIPAL TRUST | MANAGED ACCOUNT SHARES SERIES CA
Managed Account Shares Series CA Fund
Investment Objective
The fund seeks high current income that is exempt from federal and California income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.00%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$0	$0

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover is not available.
Principal Investment Strategies
The fund invests in California municipal and other debt securities through a combination of investment-grade and high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories usually issue these securities for public projects, such as schools, roads, and water and sewer systems. Some of these investments are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers may seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers may buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments. The fund typically invests in intermediate-term and long-term bonds.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
Principal Risks
•Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.
•Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments. Such securities are also speculative.
•Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests principally in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.
•Municipal Securities Risk – Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
•Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.
•Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

AMERICAN CENTURY MUNICIPAL TRUST | MANAGED ACCOUNT SHARES SERIES N
Managed Account Shares Series N Fund
Investment Objective
The fund seeks high current income that is exempt from federal income tax.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.00%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$0	$0

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover is not available.
Principal Investment Strategies
The fund invests in municipal and other debt securities through a combination of investment-grade and high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools, roads and water and sewer systems. Some of these investments are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers may seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers may buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments. The fund typically invests in intermediate-term and long-term bonds.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration.
Although the fund invests principally for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Principal Risks
•Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.
•Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments. Such securities are also speculative.
•Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Municipal Securities Risk – Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
•Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.
•Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

AMERICAN CENTURY MUNICIPAL TRUST | TAX-FREE MONEY MARKET FUND
Tax-Free Money Market Fund
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal income tax.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Investor
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Investor
Management Fee	0.49%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$51	$161	$280	$629

Principal Investment Strategies
The fund is a retail money market fund that invests in municipal money market securities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Although the fund seeks to maintain a $1.00 share price, there is no guarantee it will be able to do so.
Under normal market conditions, the fund invests at least 80% of its net assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties, other municipalities and U.S. territories may issue these securities. A high-quality debt security is one that an independent rating agency rates in its top two credit quality categories or that the advisor determines to be of comparable credit quality.
The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties, and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund may invest no more than 20% of its assets in these securities.
When determining whether to buy or sell a security, portfolio managers may consider current and anticipated changes in interest rates, issuer credit quality, comparable alternatives, diversification limits, and general market conditions.

Principal Risks
•Low Yield Risk – Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in lower-quality or longer-term securities.
•Municipal Securities Risk – Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
•Interest Rate Risk – Interest rate risk means that the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.
•Credit Risk – Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.
•Liquidity Risk – Liquidity risk means that during periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions may adversely affect the liquidity of the fund’s investments. If liquidity decreases too much, the fund may impose a fee on the sale of shares or temporarily suspend redemptions.
•Loss of Tax-Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Principal Loss Risk – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2019): 0.32%        Lowest Performance Quarter (1Q 2015): 0.00%

As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.00%.

Average Annual Total Returns For the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
Investor Class	0.36%	0.60%	0.31%